Consolidated Statements of Comprehensive Income (Unaudited) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	£ 468	£ 401	£ 578	£ 343	£ 674
Other income	16	31	24	12	15
Research and development costs	(2,413)	(2,010)	(4,654)	(6,068)	(7,843)
Administrative costs	(1,849)	(1,656)	(2,946)	(4,958)	(3,841)
Loss from operations	(3,778)	(3,234)	(6,998)	(23,040)	(11,318)
Finance income	404		936	1	492
Finance expense	(24)	(156)	(44)	(431)	(97)
Loss before tax	(3,398)	(3,390)	(6,106)	(23,470)	(10,923)
Taxation	337	236	(646)	(1,281)	(1,785)
Loss for the period attributable to the owners of the parent	(3,061)	(3,154)	(5,460)	(22,189)	(10,085)
Items that will or may be reclassified subsequently to profit or loss:
Total other comprehensive gain net of tax				508	(207)
Total comprehensive loss attributable to the owners of the parent	£ (3,061)	£ (3,154)	£ (5,460)	£ (21,681)	£ (10,292)
Loss per share
Basic and diluted loss per ordinary share - pence	£ (3)	£ (5)	£ (7,000)	£ (52,000)	£ (50,000)